Summary of principal accounting policies	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Accounting Policies [Abstract]
Summary of principal accounting policies

2. Summary of principal accounting policies

(a) Basis of presentation

The consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”) pursuant to the rules and regulations of the Securities Exchange Commission (“SEC”).

(b) Emerging growth company

The Group is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the independent registered public accounting firm attestation requirements of Section 404 of the Sarbanes-Oxley Act of 2002, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and stockholder approval of any golden parachute payments not previously approved.

Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that an emerging growth company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such an election to opt out is irrevocable. The Group has elected not to opt out of such extended transition period, which means that when a standard is issued or revised and it has different application dates for public or private companies, the Group, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Group’s financial statements with another public company that is neither an emerging growth company nor an emerging growth company that has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

(c) Principles of consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries, the VIE and the VIE’s subsidiaries in which WFOE is the primary beneficiary. The results of the subsidiaries are consolidated from the date on which the Company obtained control and continues to be consolidated until the date that such control ceases. A controlling financial interest is typically determined when a company holds a majority of the voting equity interest in an entity. However, if the Company demonstrates its ability to control the VIE through power to govern the activities which most significantly impact the VIE’ economic performance and is obligated to absorb losses of the VIE that could potentially be significant to the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE, then the entity is consolidated. All intercompany balances and transactions between the Company, its subsidiaries, the VIE and the VIE’s subsidiaries have been eliminated in consolidation.

(d) Use of estimates

In preparing the consolidated financial statements in conformity U.S. GAAP, the management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. These accounting estimates used in the preparation of the consolidated financial statements will change as new events occur, as more experience is acquired, as additional information is obtained and as our operating environment changes. These estimates are based on management’s best available information including current events, historical experience, actions that the company may undertake in the future and on various other assumptions that are believed to be reasonable under the circumstances. Significant estimates required to be made by management include, but are not limited to, assessment of the expected credit losses for financial assets, impairment of goodwill, realization of deferred tax assets, and implicit interest rate of operating leases. As a result, actual results may be different from these estimates.

(e) Functional currency and foreign currency translation

The Group uses Renminbi (“RMB”) as its reporting currency. The functional currency of the Company and its overseas subsidiaries which incorporated in the Cayman Islands is US Dollar (“USD”). The functional currency of the Company’s subsidiary which incorporated in Hong Kong is Hong Kong Dollar (“HK$”). The functional currency of the Company’s VIE and the VIE’s subsidiaries which are incorporated in PRC is RMB.

In the consolidated financial statements, the financial information of the Company and other entities located outside of PRC has been translated into RMB. Assets and liabilities are translated at the exchange rates on the balance sheet date, equity amounts are translated at historical exchange rates, and revenues, expenses, gains and losses are translated using the average rate for the periods. Translation adjustments are reported as foreign currency translation adjustments and are shown as a component of other comprehensive losses in the consolidated statements of operations and comprehensive income(loss), if any.

Transactions denominated in foreign currencies are re-measured into the functional currency at the exchange rates prevailing on the transaction dates. Financial assets and liabilities denominated in foreign currencies are re-measured into the functional currency at the exchange rates prevailing at the balance sheet date.

(f) Convenience Translation

The Group’s business is primarily conducted in China and all of the revenues are denominated in RMB. However, periodic reports made to shareholders will include current period amounts translated into US dollars using the exchange rate as of balance sheet date, for the convenience of the readers. Translations of balances in the consolidated balance sheets and the related consolidated statements of operations, change in equity and cash flows from Renminbi (“RMB”) into US dollars as of and for the fiscal six months ended September 30, 2025 are solely for the convenience of the readers and were calculated at the rate of USD1.00=RMB7.119 representing the noon buying rate set forth in the H.10 statistical release of the U.S. Federal Reserve Board on September 30, 2025. The same exchange rate has been applied consistently to all periods presented for convenience translation purposes. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into USD at that rate on September 30, 2025, or at any other rate.

(g) Non-controlling interests

Non-controlling interests are recognized to reflect the portion of their equity that is not attributable, directly or indirectly, to the Company as the controlling shareholder. There is RMB137,537 (US$19,320) and RMB219,174 of non-controlling interests recognized by the Company as of September 30, 2025 and March 31, 2025, respectively.

(h) Fair value of financial instruments

The Company, its wholly-owned subsidiaries, VIE and the VIE’s subsidiaries adopted the guidance of ASC 820 for fair value measurements which clarifies the definition of fair value, prescribes methods for measuring fair value, and establishes a fair value hierarchy to classify the inputs used in measuring fair value as follows:

•	Level 1 — Inputs are unadjusted quoted prices in active markets for identical assets or liabilities available at the measurement date.
•	Level 2 — Inputs are unadjusted quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, inputs other than quoted prices that are observable, and inputs derived from or corroborated by observable market data.
•	Level 3 — Inputs are unobservable inputs which reflect the reporting entity’s own assumptions on what assumptions the market participants would use in pricing the asset or liability based on the best available information.

The carrying amounts reported in the balance sheets of cash and cash equivalents, prepayments and other current assets, accrued expenses and other current liabilities, approximate their fair value based on the short-term maturity of these instruments. The Group did not have any non-financial assets or liabilities that are measured at fair value on a recurring basis as of September 30, 2025 and March 31, 2025.

(i) Cash and cash equivalents

Cash and cash equivalents represent cash on hand and demand deposits placed with banks or other financial institutions, which are unrestricted as to withdrawal and use, and which have original maturities of three months or less.

(j) Allowance for credit losses

The Group records allowance for credit losses under ASC 326 based on assessment of the recoverability of the receivables and individual accounts analysis, including the current creditworthiness and the past collection history of each customer. The Group considers many factors in assessing the expected credit losses model, such as size, the age of the accounts, the customer’s payment history, credit-worthiness and other specific circumstances related to the accounts, along with reasonable and supportable future economic conditions as a basis to develop the Group’s expected loss estimates, in combination with assessing receivable collectability on an individual basis, and applying current situation adjustment. Account balances are charged off against the allowance after all means of collection have been exhausted and the likelihood of collection is not probable. There is no allowance for credit losses recognized as of September 30, 2025 and March 31, 2025, respectively.

Cash and cash equivalents represent cash on hand and demand deposits placed with banks or other financial institutions, which are unrestricted as to withdrawal and use, and which have original maturities of three months or less.

(k) Inventories

Inventories are stated at the lower of cost or market value. Costs include the cost of products purchased from third party suppliers. The cost of inventories is calculated using the weighted average method. Any excess of the cost over the net realizable value of each item of inventories is recognized as a provision for diminution in the value of inventories. Net realizable value is the estimated selling price in the normal course of business less any costs to complete and sell products. Allowances for obsolescence are also assessed based on expiration dates, as applicable, taking into consideration historical and expected future product sales.

(l) Property and equipment, net

Property and equipment are recorded at cost net of accumulated depreciation and impairment losses. Gains and losses on disposal of property and equipment are included in other income, net. Significant additions or improvements extending useful lives of assets are capitalized. Maintenance and repairs are charged to expense as incurred. Depreciation is provided over the estimated useful life of each class of depreciable assets and is computed using the straight-line method over the useful lives of the assets are as follows:

Category	Estimated useful lives
Leasehold Improvement	2-5 years
Electronic equipment	3 years
Office furniture	3-5 years
Vehicle	4 years

(m) Goodwill

Goodwill represents the excess of purchase price over fair value of the identifiable net assets of businesses acquired in a business combination. Goodwill is not amortized and the Group assesses goodwill for impairment in accordance with ASC Subtopic 350-20, Intangibles-Goodwill and Other: Goodwill (“ASC 350-20”), which requires goodwill to be tested for impairment at the reporting unit level at least annually and more frequently upon the occurrence of certain events, as defined by ASC 350-20.

The impairment test is performed as of year-end or if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying amount by comparing the fair value of a reporting unit with its carrying value. If the fair value of the reporting unit exceeds its carrying amount, goodwill is not impaired and no further testing is required. If the fair value of the reporting unit is less than the carrying value, an impairment charge is recognized for the amount by which the carrying amount exceeds the reporting unit’s fair value; however, the loss recognized should not exceed the total amount of goodwill allocated to that reporting unit.

The impairment review is highly judgmental and involves the use of significant estimates and assumptions. These estimates and assumptions have a significant impact on the amount of any impairment charge recorded. Estimates of fair value are primarily determined by using discounted cash flows. Discounted cash flows method is dependent upon assumptions of future sales trends, market conditions and cash flows of each reporting unit over several years. Actual cash flows in the future may differ significantly from those previously forecasted. Other significant assumptions include growth rates and the discount rate applicable to future cash flows.

(n) Impairment of long-lived assets

The Group evaluates its long-lived assets, including plant and equipment and right-of-use assets with finite lives, for impairment whenever events or changes in circumstances, such as a significant adverse change to market conditions that will impact the future use of the assets, indicate that the carrying amount of an asset may not be fully recoverable. When these events occur, the Group evaluates the recoverability of long-lived assets by comparing the carrying amounts of the assets to the future undiscounted cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flows is less than the carrying amounts of the assets, the Group recognizes an impairment loss based on the excess of the carrying amounts of the assets over their fair value. Fair value is generally determined by discounting the cash flows expected to be generated by the assets, when the market prices are not readily available. As of September 30, 2025 and March 31, 2025, there was no impairment of long-lived assets.

(o) Deferred offering costs

In accordance with ASC 340-10-S99-1 and SEC Accounting Bulletin Topic 5A, specific incremental costs incurred by the Group directly attributable to a proposed initial public offering have been deferred and will be charged against the gross proceeds of the offering. These offering costs include fees paid to underwriters, attorneys, financial consultants as well as printers and other third parties directly related to the offering. Costs such as management salaries or other general administrative expenses that are not incremental to the offering are not included in the deferred costs. If the proposed initial public offering is no longer probable of occurring, the deferred costs will be expensed at that time. The balance of deferred offering costs recognized as at the year ended September 30, 2025 and March 31, 2025 were RMB 5,886,177 (US$ 826,826) and RMB 3,781,659, respectively.

(p) Lease

The Group accounted for leases in accordance with ASC Topic 842, Leases. The Group determines if an arrangement is a lease at inception. All the Group’s leases are operating leases. Operating lease ROU assets and operating lease liabilities are recognized based on the present value of the future minimum lease payments over the lease term at commencement date. As most of the Group’s leases do not provide an implicit rate, the Group uses its incremental borrowing rate (“IBR”) based on the information available at commencement date in determining the present value of future payments. The operating lease ROU asset also includes any lease payments made and excludes lease incentives and includes initial direct costs incurred. The Group’s lease terms may include options to extend or terminate the lease when it is reasonably certain that the Group will exercise that option. Lease expenses for minimum lease payments are recognized on a straight-line basis over the lease term. All operating lease right-of-use assets are reviewed for impairment annually. There was no impairment for operating lease right-of-use lease assets for the six months ended September 30, 2025 and 2024.

The Group elected not to record assets and liabilities on its consolidated balance sheet for lease arrangements with terms of 12 months or less. The Group recognizes lease expenses for such lease on a straight-line basis over the lease term.

(q) Revenue recognition

ASC 606, Revenue from Contracts with customers, establishes principles for reporting information about the nature, amount, timing and uncertainty of revenue and cash flows arising from the entity’s contracts to provide goods or services to customers. The core principle requires an entity to recognize revenue to depict the transfer of goods or services to customers in an amount that reflects the consideration that it expects to be entitled to receive in exchange for those goods or services recognized as performance obligations are satisfied.

ASC 606 requires the use of a five-step model to recognize revenue from customer contracts. The five-step model requires that the Group (i) identify the contract with the customer, (ii) identify the performance obligations in the contract, (iii) determine the transaction price, including variable consideration to the extent that it is probable that a significant future reversal will not occur, (iv) allocate the transaction price to the respective performance obligations in the contract, and (v) recognize revenue when (or as) the Group satisfies the performance obligation. The application of the five-step model to the revenue streams compared to the prior guidance did not result in significant changes in the way the Group records its revenue. The Group has assessed the impact of the guidance by reviewing its existing customer contracts and current accounting policies and practices to identify differences that would result from applying the new requirements, including the evaluation of its performance obligations, transaction price, customer payments, transfer of control and principal versus agent considerations. Based on the assessment, the Group concluded that there was no change to the timing and pattern of revenue recognition for its current revenue streams.

The following table sets forth a breakdown of our revenues for the periods presented:

	For the Six Months Ended September 30,
	2024		2025
	RMB	%	RMB	US$	%
	(Unaudited)		(Unaudited)
Revenue
Sports-related product sales	3,026,651	7.2	46,624,953	6,549,368	92.3
DAKA merchant membership services revenue	39,037,736	92.3	3,865,144	542,934	7.7
Other revenue	234,689	0.5	–	–	–
Total revenue	42,299,076	100.0	50,490,097	7,092,302	100.0

Sports-related product sales

The Group accounts for the revenue generated from sales of its products on a gross basis as the Group is acting as a principal in these transactions. The Group is subject to inventory risk, has latitude in establishing prices, and is responsible for fulfilling the promise to provide customers the specified goods, therefor the Group has control of the goods and has the ability to direct the use of goods to obtain substantially all the benefits. All of the Group’s contracts have one single performance obligation as the promise is to transfer the individual goods to customers, and there are no separately identifiable other promises in the contracts. The Group offers customer warranty of 30 days for defective products that is beyond contemplated defective rate mutually agreed in contract with customers normally. The Group analyzed historical refund claims for defective products and concluded that they have been immaterial. The Group’s revenue streams are recognized at a point in time when title and risk of loss passes and the customer accepts the goods, which generally occurs at receipt. Revenue is reported net of all value added taxes (“VAT”).

DAKA merchant membership service revenue

For services provided, as a principal, the Group charges its business partners (and/or their authorized distributors) of DAKA Lifestyle Stores a combination of fixed fees based on the number of orders fulfilled or other factors. Revenue generated from some IT solutions such as one-time payment system setup service is recognized at a point in time when the services are rendered. Revenue generated from services relating to offline and online store operation, digital marketing, customer services, and fulfillment are recognized over the service term in the amount including fixed fees and/or variable fees to which the Group has the right to invoice. The following table sets forth a breakdown of the Company’s DAKA merchant membership service revenues for the periods presented:

	For the Six Months Ended September 30,
	2024		2025
	RMB	%	RMB	US$	%
	(Unaudited)		(Unaudited)
DAKA merchant membership service revenue
Technical service related to smart devices revenue	–	–	2,019,424	283,667	52.3
Set-up fee revenue	39,037,736	100.0	98,812	13,880	2.6
Exclusive regional agency authorization revenue	–	–	1,746,908	245,387	45.1
Total DAKA merchant membership service revenue	39,037,736	100.0	3,865,144	542,934	100.0

The Company’s DAKA merchant membership service agreements are on a fixed rate basis, which include fixed brand license fee, system setup service, and equipment supply, etc. The Company recognizes technical service related to smart devices revenue and set-up fee revenue upon the satisfaction of its performance obligation (satisfaction of its performance obligation (upon transfer of control of promised smart devices with acceptance of customers and the completeness of set-up services to customers   (for example, the delivery of renovation drawings accepted and delivered to customers)) in an amount that reflects the consideration to which the Company expects to be entitled to in exchange for those goods or services, excluding amounts collected on behalf of third parties (for example, value added taxes). The contract typically contains multiple distinct performance obligations (e.g., setup services, equipment supply, and ongoing support). The customer can benefit from the good or service either on its own or together with other resources that are readily available to the customer. For example, the setup services (such as site design and floor plans, etc.) represent a distinct performance obligation because the customer can benefit from them on their own. This is demonstrated by the contractual right for the customer to independently use these design outputs to hire third-party contractors for construction. The services are separately identifiable as they are completed prior to and are not highly integrated with subsequent ongoing support or equipment provisioning, requiring specialized expertise and transferring discrete value to the customer upon delivery and acceptance of the design deliverables. The transaction price is allocated to each performance obligation based on its standalone selling price without any variable considerations.

The Company provides the customers with an exclusive right to operate in a designated region and maintains a stand-ready obligation to support platform operations, supply chain management, and related services. The performance obligation is satisfied over the contractual term when the customers simultaneously receive and consume the benefits of the exclusive rights and platform support. Exclusive regional agency authorization revenue is recognized over the authorization contract period. The authorization fee is paid in full upon contract execution. Revenues from such arrangements are recognized on a straight-line basis over the contractual term.

Other revenue

The Group also generates other revenue mainly by local life service fee and franchise income on its online platform. The Group recognizes revenues in the gross amount at a point in time when the control of the service and the product is transferred to customers.

Principal versus agent considerations

For all the services provided, the Company considers itself the principal and recognizes revenue on a gross basis as it controls the services through the following key considerations:

•

The Company reserves the right to accept or reject the contracts or orders with the customers without involvement of the third parties and directs the selected third parties to provide services to the customers on the Company’s behalf. There is no direct cooperation relationship between third parties and the customers. There is no difference in the Company’s arrangements with the customers whether the Company utilizes its employees, third parties, or a combination of both. The Company is the principal and primarily responsible for fulfilling the promise to provide services to its customers in the arrangement and its principal purpose is to satisfy its performance obligations to the customers by providing DAKA merchant membership service itself or by engaging the third-party suppliers on behalf of the Company. The Company assumes responsibility for receiving and resolving the complaints over the quality of the services. If the third-party service providers fail to deliver their work and thus affect the Company’s performance obligation to customers, the Company should bear the loss of the customers for breach of contract on its own, and then independently claim for compensation from third-party service providers for its loss.

•	The Company utilizes both its employees and third parties to provide services to customers. The Company has discretion in setting up the price with third party suppliers. The third parties involved are entitled to a fixed services fee agreed upon in advance irrespective of the consideration the Company collects from the customers.

•	The Company bears the credit risk as the Company pays the consideration due to third parties irrespective of whether the customers have paid the services consideration to the Company.

Contract Balances

When either party to a contract has performed, the Group presents the contract in the consolidated balance sheets as a contract asset or a contract liability, depending on the relationship between the entity’s performance and the customer’s payment.

A contract asset is the right to consideration in exchange for goods or services transferred to the customer. If the Group performs by transferring goods or services to a customer before the customer pays consideration or before a payment is due, a contract asset is recognized for the earned consideration that is conditional. Contract assets are subject to impairment assessment.

A contract liability is recognized when a payment is received or a payment is due (whichever is earlier) from a customer before the Group transfers the related goods or services. Contract liabilities are recognized as revenue when the Group performs under the contract. As of September 30, 2025 and March 31, 2025, contract liabilities amounted to RMB8,651,000 (US$1,215,199) and RMB10,502,722, respectively, were primarily presented as “Advances from customers” on the consolidated balance sheets. Revenue recognized that was included in contract liabilities at the beginning of the period was RMB1,851,722 (US$260,110) and RMB27,893,632 for the six months ended September 30, 2025 and 2024, respectively.

(r) Cost of revenues

Cost of revenue consists primarily of the purchase costs incurred in sports-related products sales and referral service cost to the suppliers which is directly attributable to the Group’s principal operations.

The following table sets forth a breakdown of cost of revenues for the periods presented:

	For the Six Months Ended September 30,
	2024		2025
	RMB	%	RMB	US$	%
	(Unaudited)		(Unaudited)
Cost of revenue
Cost of sports-related product sales	1,285,375	10.9	11,659,277	1,637,769	99.9
DAKA merchant membership service cost	10,367,650	87.9	1,480	208	0.1
Other cost	139,037	1.2	–	–	–
Total cost of revenue	11,792,062	100.0	11,660,757	1,637,977	100.0

The following table sets forth a breakdown of the Company’s DAKA merchant membership service costs for the periods presented:

	For the Six Months Ended September 30,
	2024		2025
	RMB	%	RMB	US$	%
	(Unaudited)		(Unaudited)
DAKA merchant membership service costs
Set-up cost	10,367,650	100.0	–	–	–
Other cost	–	–	1,480	208	100.0
Total cost of DAKA merchant membership service	10,367,650	100.0	1,480	208	100.0

(s) Research and development expenses

Research and development expenses mainly consist of (i) payroll expenses, (ii) technologies services expenses related to platform development and data analysis to support the Group’s business operations, (iii) other expenses related to research and development functions. Research and development expenses are expensed as incurred.

(t) Selling and marketing expenses

Selling and marketing expenses consist primarily of staff costs, promotion expense, accrued credit points for online store consumption and other related incidental expenses that are incurred to conduct the Company’s sales and marketing activities.

(u) General and administrative expenses

General and administrative expenses consist primarily of salaries, services charges, depreciation of property and equipment, amortization of operating leasing assets, professional services fees, rental and other general corporate related expenses.

 (v) Employee benefits

Full time employees of the Group in the PRC participate in a government mandated defined contribution plan, pursuant to which certain pension benefits, medical care, employee housing fund and other welfare benefits are provided to the employees. Chinese labor regulations require that the PRC subsidiaries make contributions to the government for these benefits based on certain percentages of the employees’ salaries, up to a maximum amount specified by the local government. The Group has no legal obligation for the benefits beyond the contributions made. The total amounts of such employee benefit expenses, which were expensed as incurred, were approximately RMB907,923 (US$127,535) and RMB484,097 for the six months ended September 30, 2025 and 2024, respectively.

(w) Taxation

Income taxes

Current income taxes are provided on the basis of income/loss for financial reporting purposes, adjusted for income and expense items which are not assessable or deductible for income tax purposes, in accordance with the regulations of the relevant tax jurisdictions. Deferred income taxes are provided using the assets and liabilities method. Under this method, deferred income taxes are recognized for the tax consequences of temporary differences by applying enacted statutory rates applicable to future years to differences between the financial statement carrying amounts and the tax bases of existing assets and liabilities. The tax base of an asset or liability is the amount attributed to that asset or liability for tax purposes. The effect on deferred taxes of a change in tax rates is recognized in the consolidated statement of income and comprehensive income in the period of change. A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more-likely-than-not that some portion of, or all of the deferred tax assets will not be realized.

Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. The Group considers positive and negative evidence when determining whether a portion or all of its deferred tax assets will more likely than not be realized. This assessment considers, among other matters, the nature, frequency and severity of current and cumulative losses, forecasts of future profitability, the duration of statutory carry-forward periods, its experience with tax attributes expiring unused, and its tax planning strategies. The ultimate realization of deferred tax assets is dependent upon its ability to generate sufficient future taxable income within the carry-forward periods provided for in the tax law and during the periods in which the temporary differences become deductible. When assessing the realization of deferred tax assets, the Group considers possible sources of taxable income including (i) future reversals of existing taxable temporary differences, (ii) future taxable income exclusive of reversing temporary differences and carry-forwards, (iii) future taxable income arising from implementing tax planning strategies, and (iv) specific known trend of profits expected to be reflected within the industry.

Value added tax

Revenue represents the invoiced value of goods and services, net of VAT. The VAT is based on gross sales price with VAT rates of 3% and 6%, depending on the type of products sold. Entities that are VAT general taxpayers are allowed to offset qualified input VAT paid to suppliers against their output VAT liabilities. Net VAT balance between input VAT and output VAT is recorded in taxes payable or other current assets. All of the VAT returns filed by the Group’s subsidiaries in PRC remain subject to examination by the tax authorities for five years from the date of filing.

Uncertain tax positions

The Group applies the provisions of ASC topic 740 (“ASC 740”), Accounting for Income Taxes, to account for uncertainty in income taxes. ASC 740 prescribes a recognition threshold a tax position is required to meet before being recognized in the financial statements. The benefit of a tax position is recognized if a tax return position or future tax position is “more likely than not” to be sustained under examination based solely on the technical merits of the position. Tax positions that meet the “more likely than not” recognition threshold are measured, using a cumulative probability approach, at the largest amount of tax benefit that has a greater than fifty percent likelihood of being realized upon settlement. The estimated liability for unrecognized tax benefits are periodically assessed for adequacy and may be affected by changing interpretations of laws, rulings by tax authorities, changes and or developments with respect to tax audits, and the expiration of the statute of limitations. Additionally, in future periods, changes in facts and circumstances, and new information may require the Group to adjust the recognition and measurement of estimates with regards to changes in individual tax position. Changes in recognition and measurement of estimates are recognized in the period which the change occurs.

The Group’s operating subsidiaries in PRC are subject to examination by the relevant tax authorities. According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent. The statute of limitations is extended to five years under special circumstances, where the underpayment of taxes is more than RMB100,000 (US$14,047). In the case of transfer pricing issues, the statute of limitation is ten years. There is no statute of limitation in the case of tax evasion. Penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred.

(x) Related parties

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control or significant influence, such as a family member or relative, shareholder, or a related corporation.

(y) Statutory reserves

Pursuant to the laws applicable to the PRC, PRC entities must make appropriations from after-tax profit to the non-distributable “statutory surplus reserve fund”. Subject to certain cumulative limits, the “statutory surplus reserve fund” requires annual appropriations of 10% of after-tax profit until the aggregated appropriations reach 50% of the registered capital (as determined under accounting principles generally accepted in the PRC (“PRC GAAP”)). For foreign invested enterprises and joint ventures in the PRC, annual appropriations should be made to the “reserve fund”. For foreign invested enterprises, the annual appropriation for the “reserve fund” cannot be less than 10% of after-tax profits until the aggregated appropriations reach 50% of the registered capital (as determined under PRC GAAP at each year-end). If the Group has accumulated losses from prior periods, the Group is able to use the current period net profit after tax to offset against the accumulated loss.

For the six months ended September 30, 2025 and 2024, profit appropriation to statutory surplus fund for the Group’s entities incorporated in the PRC was both nil. No appropriation to other reserve funds was made for any of the periods presented.

(z) Comprehensive income (loss)

The Group has adopted FASB Accounting Standard Codification Topic 220 (“ASC 220”) “Comprehensive income”, which establishes standards for reporting and the presentation of comprehensive income (loss), its components and accumulated balances.

There was no other comprehensive loss for the six months ended September 30, 2025 and 2024.

(aa) Segment Reporting

ASC 280 establishes standards for companies to report in their financial statement information about operating segments, products, services, geographic areas, and major customers.

Based on the criteria established by ASC 280, the Group’s CODM has been identified as the Group’s Chief Executive Officer, who reviews consolidated results when making decisions about allocating resources and assessing the performance of the Group. As a whole and hence, the Group has only one reportable segment. The Group does not distinguish between markets or segments for the purpose of internal reporting. As the Group’s long-lived assets are substantially located in the PRC, no geographical segments are presented.

(ab) Commitments and contingencies

In the normal course of business, the Group is subject to contingencies, such as legal proceedings and claims arising out of its business, which cover a wide range of matters. Liabilities for contingencies are recorded when it is probable that a liability has been incurred and the amount of the assessment can be reasonably estimated.

If the assessment of a contingency indicates that it is probable that a loss is incurred and the amount of the liability can be estimated, then the estimated liability is accrued in the consolidated financial statements. If the assessment indicates that a potential loss contingency is not probable, but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, together with an estimate of the range of possible loss, if determinable and material, would be disclosed.

(ac) Recently issued accounting pronouncements

In December 2023, the FASB issued ASU 2023-09, Improvements to Income Tax Disclosures (Topic 740). The ASU requires specific disaggregated information about a reporting entity’s effective tax rate reconciliation as well as additional information on income taxes paid. The ASU is effective on a prospective basis for annual periods beginning after December 15, 2024. Early adoption is also permitted for annual financial statements that have not yet been issued or made available for issuance. This ASU will result in the required additional disclosures being included in the consolidated financial statements, once adopted. The Group adopted this standard since March 31, 2024.

In November 2023, the FASB issued ASU 2023-07, “Segment Reporting (Topic 280)” (“ASU 2023-07”). The amendments in ASU 2023-07 improve financial reporting by requiring disclosure of incremental segment information on an annual and interim basis for all public entities to enable investors to develop more decision useful financial analyses. Topic 280 requires a public entity to report a measure of segment profit or loss that the chief operating decision maker (CODM) uses to assess segment performance and make decisions about allocating resources. Topic 280 also requires other specified segment items and amounts, such as depreciation, amortization, and depletion expense, to be disclosed under certain circumstances. The amendments in ASU 202307 do not change or remove those disclosure requirements. The amendments in ASU 2023-07 also do not change how a public entity identifies its operating segments, aggregates those operating segments, or applies the quantitative thresholds to determine its reportable segments. The amendments in ASU 2023-07 are effective for years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024, adopted retrospectively. The Group considers that the guidance will not have a significant impact on the disclosures set out in these consolidated financial statements.

In November 2024, the FASB issued ASU 2024-03, Improvements to expense disaggregation disclosures (Subtopic 220-40). During the FASB’s 2021 agenda consultation and other outreach, investors observed that expense information is critically important in understanding a company’s performance, assessing its prospects for future cash flows, and comparing its performance over time and with that of other companies. They indicated that more granular expense information would assist them in better understanding an entity’s cost structure and forecasting future cash flows. The ASU addresses this feedback by requiring public companies to disclose, in the notes to financial statements, specified information about certain costs and expenses at each interim and annual reporting period. The amendments in the ASU are effective for annual reporting periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027. Early adoption is permitted.

Except for the above-mentioned pronouncements, there are no new recent issued accounting standards that will have a material impact on the consolidated balance sheets, statements of operation and comprehensive income, and statements of cash flows.

2. Summary of principal accounting policies

(a) Basis of presentation

The consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”) pursuant to the rules and regulations of the Securities Exchange Commission (“SEC”).

(b) Emerging growth company

The Group is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the independent registered public accounting firm attestation requirements of Section 404 of the Sarbanes-Oxley Act of 2002, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and stockholder approval of any golden parachute payments not previously approved.

Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that an emerging growth company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such an election to opt out is irrevocable. The Group has elected not to opt out of such extended transition period, which means that when a standard is issued or revised and it has different application dates for public or private companies, the Group, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Group’s financial statements with another public company that is neither an emerging growth company nor an emerging growth company that has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

(c) Principles of consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries, the VIE and the VIE’s subsidiaries in which WFOE is the primary beneficiary. The results of the subsidiaries are consolidated from the date on which the Company obtained control and continues to be consolidated until the date that such control ceases. A controlling financial interest is typically determined when a company holds a majority of the voting equity interest in an entity. However, if the Company demonstrates its ability to control the VIE through power to govern the activities which most significantly impact the VIE’ economic performance and is obligated to absorb losses of the VIE that could potentially be significant to the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE, then the entity is consolidated. All intercompany balances and transactions between the Company, its subsidiaries, the VIE and the VIE’s subsidiaries have been eliminated in consolidation.

(d) Use of estimates

In preparing the consolidated financial statements in conformity U.S. GAAP, the management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. These accounting estimates used in the preparation of the consolidated financial statements will change as new events occur, as more experience is acquired, as additional information is obtained and as our operating environment changes. These estimates are based on management’s best available information including current events, historical experience, actions that the company may undertake in the future and on various other assumptions that are believed to be reasonable under the circumstances. Significant estimates required to be made by management include, but are not limited to, assessment of the expected credit losses for financial assets, valuation of inventories, useful lives of property and equipment, the recoverability of long-lived assets, impairment of goodwill, realization of deferred tax assets, and implicit interest rate of operating leases. As a result, actual results may be different from these estimates.

(e) Functional currency and foreign currency translation

The Group uses Renminbi (“RMB”) as its reporting currency. The functional currency of the Company and its overseas subsidiaries which incorporated in the Cayman Islands is US Dollar (“USD”). The functional currency of the Company’s subsidiary which incorporated in Hong Kong is Hong Kong Dollar (“HK$”). The functional currency of the Company’s VIE and the VIE’s subsidiaries which are incorporated in PRC is RMB.

In the consolidated financial statements, the financial information of the Company and other entities located outside of PRC has been translated into RMB. Assets and liabilities are translated at the exchange rates on the balance sheet date, equity amounts are translated at historical exchange rates, and revenues, expenses, gains and losses are translated using the average rate for the periods. Translation adjustments are reported as foreign currency translation adjustments and are shown as a component of other comprehensive losses in the consolidated statements of operations and comprehensive income(loss), if any.

Transactions denominated in foreign currencies are re-measured into the functional currency at the exchange rates prevailing on the transaction dates. Financial assets and liabilities denominated in foreign currencies are re-measured into the functional currency at the exchange rates prevailing at the balance sheet date.

(f) Convenience Translation

The Group’s business is primarily conducted in China and all of the revenues are denominated in RMB. However, periodic reports made to shareholders will include current period amounts translated into US dollars using the exchange rate as of balance sheet date, for the convenience of the readers. Translations of balances in the consolidated balance sheets and the related consolidated statements of operations, change in equity and cash flows from Renminbi (“RMB”) into US dollars as of and for the fiscal year ended March 31, 2025 are solely for the convenience of the readers and were calculated at the rate of USD1.00=RMB7.119 representing the noon buying rate set forth in the H.10 statistical release of the U.S. Federal Reserve Board on September 30, 2025. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into USD at that rate on September 30, 2025, or at any other rate.

(g) Non-controlling interests

Non-controlling interests are recognized to reflect the portion of their equity that is not attributable, directly or indirectly, to the Company as the controlling shareholder. There is RMB219,174 (US$30,789) and nil of non-controlling interests recognized by the Company as of March 31, 2025 and 2024, respectively.

(h) Fair value of financial instruments

The Company, its wholly-owned subsidiaries, VIE and the VIE’s subsidiaries adopted the guidance of ASC 820 for fair value measurements which clarifies the definition of fair value, prescribes methods for measuring fair value, and establishes a fair value hierarchy to classify the inputs used in measuring fair value as follows:

·	Level 1 — Inputs are unadjusted quoted prices in active markets for identical assets or liabilities available at the measurement date.
·	Level 2 — Inputs are unadjusted quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, inputs other than quoted prices that are observable, and inputs derived from or corroborated by observable market data.
·	Level 3 — Inputs are unobservable inputs which reflect the reporting entity’s own assumptions on what assumptions the market participants would use in pricing the asset or liability based on the best available information.

The carrying amounts reported in the balance sheets of cash and cash equivalents, prepayments and other current assets, accrued expenses and other current liabilities, approximate their fair value based on the short-term maturity of these instruments. The Group did not have any non-financial assets or liabilities that are measured at fair value on a recurring basis as of March 31, 2025 and 2024.

(i) Cash and cash equivalents

Cash and cash equivalents represent cash on hand and demand deposits placed with banks or other financial institutions, which are unrestricted as to withdrawal and use, and which have original maturities of three months or less.

(j) Short-term investment

Short-term investment consists primarily of investments in fixed deposits with original maturities with three years that the Company has the intention to redeem within one year.

(k) Allowance for credit losses

The Group records allowance for credit losses under ASC 326 based on assessment of the recoverability of the receivables and individual accounts analysis, including the current creditworthiness and the past collection history of each customer. The Group considers many factors in assessing the expected credit losses model, such as size, the age of the accounts, the customer’s payment history, credit-worthiness and other specific circumstances related to the accounts, along with reasonable and supportable future economic conditions as a basis to develop the Group’s expected loss estimates, in combination with assessing receivable collectability on an individual basis, and applying current situation adjustment. Account balances are charged off against the allowance after all means of collection have been exhausted and the likelihood of collection is not probable. There is no allowance for credit losses recognized as of March 31, 2025 and 2024, respectively.

(l) Inventories

Inventories are stated at the lower of cost or market value. Costs include the cost of products purchased from third party suppliers. The cost of inventories is calculated using the weighted average method. Any excess of the cost over the net realizable value of each item of inventories is recognized as a provision for diminution in the value of inventories. Net realizable value is the estimated selling price in the normal course of business less any costs to complete and sell products. Allowances for obsolescence are also assessed based on expiration dates, as applicable, taking into consideration historical and expected future product sales.

(m) Property and equipment, net

Property and equipment are recorded at cost net of accumulated depreciation and impairment losses. Gains and losses on disposal of property and equipment are included in other income, net. Significant additions or improvements extending useful lives of assets are capitalized. Maintenance and repairs are charged to expense as incurred. Depreciation is provided over the estimated useful life of each class of depreciable assets and is computed using the straight-line method over the useful lives of the assets are as follows:

Category	Estimated useful lives
Leasehold Improvement	2-5 years
Electronic equipment	3 years
Office furniture	3-5 years
Vehicle	4 years

(n) Goodwill

Goodwill represents the excess of purchase price over fair value of the identifiable net assets of businesses acquired in a business combination. Goodwill is not amortized and the Group assesses goodwill for impairment in accordance with ASC Subtopic 350-20, Intangibles-Goodwill and Other: Goodwill (“ASC 350-20”), which requires goodwill to be tested for impairment at the reporting unit level at least annually and more frequently upon the occurrence of certain events, as defined by ASC 350-20.

The impairment test is performed as of year-end or if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying amount by comparing the fair value of a reporting unit with its carrying value. If the fair value of the reporting unit exceeds its carrying amount, goodwill is not impaired and no further testing is required. If the fair value of the reporting unit is less than the carrying value, an impairment charge is recognized for the amount by which the carrying amount exceeds the reporting unit’s fair value; however, the loss recognized should not exceed the total amount of goodwill allocated to that reporting unit.

The impairment review is highly judgmental and involves the use of significant estimates and assumptions. These estimates and assumptions have a significant impact on the amount of any impairment charge recorded. Estimates of fair value are primarily determined by using discounted cash flows. Discounted cash flows method is dependent upon assumptions of future sales trends, market conditions and cash flows of each reporting unit over several years. Actual cash flows in the future may differ significantly from those previously forecasted. Other significant assumptions include growth rates and the discount rate applicable to future cash flows.

(o) Impairment of long-lived assets

The Group evaluates its long-lived assets, including plant and equipment and right-of-use assets with finite lives, for impairment whenever events or changes in circumstances, such as a significant adverse change to market conditions that will impact the future use of the assets, indicate that the carrying amount of an asset may not be fully recoverable. When these events occur, the Group evaluates the recoverability of long-lived assets by comparing the carrying amounts of the assets to the future undiscounted cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flows is less than the carrying amounts of the assets, the Group recognizes an impairment loss based on the excess of the carrying amounts of the assets over their fair value. Fair value is generally determined by discounting the cash flows expected to be generated by the assets, when the market prices are not readily available. As of March 31, 2025 and 2024, there was no impairment of long-lived assets.

(p) Deferred offering costs

In accordance with ASC 340-10-S99-1 and SEC Accounting Bulletin Topic 5A, specific incremental costs incurred by the Group directly attributable to a proposed initial public offering have been deferred and will be charged against the gross proceeds of the offering. These offering costs include fees paid to underwriters, attorneys, financial consultants as well as printers and other third parties directly related to the offering. Costs such as management salaries or other general administrative expenses that are not incremental to the offering are not included in the deferred costs. If the proposed initial public offering is no longer probable of occurring, the deferred costs will be expensed at that time. The balance of deferred offering costs recognized as at the year ended March 31, 2025 and 2024 were RMB3,781,659 (US$531,206) and RMB1,599,851, respectively.

(q) Lease

The Group accounted for leases in accordance with ASC Topic 842, Leases. The Group determines if an arrangement is a lease at inception. All the Group’s leases are operating leases. Operating lease ROU assets and operating lease liabilities are recognized based on the present value of the future minimum lease payments over the lease term at commencement date. As most of the Group’s leases do not provide an implicit rate, the Group uses its incremental borrowing rate (“IBR”) based on the information available at commencement date in determining the present value of future payments. The operating lease ROU asset also includes any lease payments made and excludes lease incentives and includes initial direct costs incurred. The Group’s lease terms may include options to extend or terminate the lease when it is reasonably certain that the Group will exercise that option. Lease expenses for minimum lease payments are recognized on a straight-line basis over the lease term. All operating lease right-of-use assets are reviewed for impairment annually. There was no impairment for operating lease right-of-use lease assets for the years ended March 31, 2025 and 2024.

The Group elected not to record assets and liabilities on its consolidated balance sheet for lease arrangements with terms of 12 months or less. The Group recognizes lease expenses for such lease on a straight-line basis over the lease term.

(r) Revenue recognition

ASC 606, Revenue from Contracts with customers, establishes principles for reporting information about the nature, amount, timing and uncertainty of revenue and cash flows arising from the entity’s contracts to provide goods or services to customers. The core principle requires an entity to recognize revenue to depict the transfer of goods or services to customers in an amount that reflects the consideration that it expects to be entitled to receive in exchange for those goods or services recognized as performance obligations are satisfied.

ASC 606 requires the use of a five-step model to recognize revenue from customer contracts. The five-step model requires that the Group (i) identify the contract with the customer, (ii) identify the performance obligations in the contract, (iii) determine the transaction price, including variable consideration to the extent that it is probable that a significant future reversal will not occur, (iv) allocate the transaction price to the respective performance obligations in the contract, and (v) recognize revenue when (or as) the Group satisfies the performance obligation. The application of the five-step model to the revenue streams compared to the prior guidance did not result in significant changes in the way the Group records its revenue. The Group has assessed the impact of the guidance by reviewing its existing customer contracts and current accounting policies and practices to identify differences that would result from applying the new requirements, including the evaluation of its performance obligations, transaction price, customer payments, transfer of control and principal versus agent considerations. Based on the assessment, the Group concluded that there was no change to the timing and pattern of revenue recognition for its current revenue streams.

The following table sets forth a breakdown of our revenues for the periods presented:

	For the Years Ended March 31,
	2024		2025
	RMB	%	RMB	US$	%
Revenue
Sports-related product sales	41,592,608	99.9	7,100,332	997,378	6.5
DAKA merchant membership services revenue	–	–	102,653,093	14,419,594	93.3
Other revenue	13,746	0.1	234,689	32,967	0.2
Total revenue	41,606,354	100.0	109,988,114	15,449,939	100.0

Sports-related product sales

The Group accounts for the revenue generated from sales of its products on a gross basis as the Group is acting as a principal in these transactions. The Group is subject to inventory risk, has latitude in establishing prices, and is responsible for fulfilling the promise to provide customers the specified goods, therefore, the Group obtains control of the goods and has the ability to direct the use of goods to obtain substantially all the benefits. All of the Group’s contracts have one single performance obligation as the promise is to transfer the individual goods to customers, and there are no separately identifiable other promises in the contracts. The Group offers customer warranty of 30 days for defective products that is beyond contemplated defective rate mutually agreed in contract with customers normally. The Group analyzed historical refund claims for defective products and concluded that they have been immaterial. The Group’s revenue streams are recognized at a point in time when title and risk of loss passes and the customer accepts the goods, which generally occurs at receipt. Revenue is reported net of all value added taxes (“VAT”).

DAKA merchant membership service revenue

For services provided, as a principal, the Group charges its business partners (and/or their authorized distributors) of DAKA Lifestyle Stores a combination of fixed fees based on the number of orders fulfilled or other factors. Revenue generated from some IT solutions such as one-time payment system setup service is recognized at a point in time when the services are rendered. Revenue generated from services relating to offline and online store operation, digital marketing, customer services, and fulfillment are recognized over the service term in the amount including fixed fees and/or variable fees to which the Group has the right to invoice. The following table sets forth a breakdown of the Company’s DAKA merchant membership service revenues for the periods presented:

	For the Years Ended March 31,
	2024		2025
	RMB	%	RMB	US$	%
DAKA merchant membership service revenue
Technical service related to smart devices revenue	–	–	52,880,190	7,428,036	51.5
Set-up fee revenue	–	–	49,188,679	6,909,493	47.9
Exclusive regional agency authorization revenue	–	–	584,224	82,065	0.6
Total DAKA merchant membership service revenue	–	–	102,653,093	14,419,594	100.0

The Company’s DAKA merchant membership service agreements are on a fixed rate basis, which include fixed brand license fee, system setup service, and equipment supply, etc. The Company recognizes technical service related to smart devices revenue and set-up fee revenue upon the satisfaction of its performance obligation (satisfaction of its performance obligation (upon transfer of control of promised smart devices with acceptance of customers and the completeness of set-up services to customers   (for example, the delivery of renovation drawings accepted and delivered to customers)) in an amount that reflects the consideration to which the Company expects to be entitled to in exchange for those goods or services, excluding amounts collected on behalf of third parties (for example, value added taxes). The contract typically contains multiple distinct performance obligations (e.g., setup services, equipment supply, and ongoing support). The customer can benefit from the good or service either on its own or together with other resources that are readily available to the customer. For example, the setup services (such as site design and floor plans, etc.) represent a distinct performance obligation because the customer can benefit from them on their own. This is demonstrated by the contractual right for the customer to independently use these design outputs to hire third-party contractors for construction. The services are separately identifiable as they are completed prior to and are not highly integrated with subsequent ongoing support or equipment provisioning, requiring specialized expertise and transferring discrete value to the customer upon delivery and acceptance of the design deliverables. The transaction price is allocated to each performance obligation based on its standalone selling price without any variable considerations.

The Company provides the customers with an exclusive right to operate in a designated region and maintains a stand-ready obligation to support platform operations, supply chain management, and related services. The performance obligation is satisfied over the contractual term when the customers simultaneously receive and consume the benefits of the exclusive rights and platform support. Exclusive regional agency authorization revenue is recognized over the authorization contract period. The authorization fee is paid in full upon contract execution. Revenues from such arrangements are recognized on a straight-line basis over the contractual term.

Principal versus agent considerations

For all the services provided, the Company considers itself the principal and recognizes revenue on a gross basis as it controls the services through the following key considerations:

·

The Company reserves the right to accept or reject the contracts or orders with the customers without involvement of the third parties and directs the selected third parties to provide services to the customers on the Company’s behalf. There is no direct cooperation relationship between third parties and the customers. There is no difference in the Company’s arrangements with the customers whether the Company utilizes its employees, third parties, or a combination of both. The Company is the principal and primarily responsible for fulfilling the promise to provide services to its customers in the arrangement and its principal purpose is to satisfy its performance obligations to the customers by providing DAKA merchant membership service itself or by engaging the third-party suppliers on behalf of the Company. The Company assumes responsibility for receiving and resolving the complaints over the quality of the services. If the third-party service providers fail to deliver their work and thus affect the Company’s performance obligation to customers, the Company should bear the loss of the customers for breach of contract on its own, and then independently claim for compensation from third-party service providers for its loss.

·	The Company utilizes both its employees and third parties to provide services to customers. The Company has discretion in setting up the price with third party suppliers. The third parties involved are entitled to a fixed services fee agreed upon in advance irrespective of the consideration the Company collects from the customers.

·	The Company bears the credit risk as the Company pays the consideration due to third parties irrespective of whether the customers have paid the services consideration to the Company.

Contract Balances

When either party to a contract has performed, the Group presents the contract in the consolidated balance sheets as a contract asset or a contract liability, depending on the relationship between the entity’s performance and the customer’s payment.

A contract asset is the right to consideration in exchange for goods or services transferred to the customer. If the Group performs by transferring goods or services to a customer before the customer pays consideration or before a payment is due, a contract asset is recognized for the earned consideration that is conditional. Contract assets are subject to impairment assessment.

A contract liability is recognized when a payment is received or a payment is due (whichever is earlier) from a customer before the Group transfers the related goods or services. Contract liabilities are recognized as revenue when the Group performs under the contract. As of March 31, 2025 and 2024, contract liabilities amounted to RMB10,502,722 (US$1,475,309) and RMB27,893,632, respectively, were primarily presented as “Advances to customers” on the consolidated balance sheets. Revenue recognized that was included in contract liabilities at the beginning of the period was RMB27,893,632 (US$3,918,195) and RMB1,082,404 for the years ended March 31, 2025 and 2024, respectively.

(s) Cost of revenues

Cost of revenue consists primarily of the purchase costs incurred in sports-related products sales and referral service cost to the suppliers which is directly attributable to the Group’s principal operations.

The following table sets forth a breakdown of cost of revenues for the periods presented:

	For the Years Ended March 31,
	2024		2025
	RMB	%	RMB	US$	%
Cost of revenue
Cost of sports-related product sales	22,230,398	99.8	3,289,735	462,106	8.6
DAKA merchant membership service cost	–	–	34,877,403	4,899,200	91.0
Other cost	34,574	0.2	146,871	20,631	0.4
Total cost of revenue	22,264,972	100.0	38,314,009	5,381,937	100.0

The following table sets forth a breakdown of the Company’s DAKA merchant membership service costs for the periods presented:

	For the Years Ended March 31,
	2024		2025
	RMB	%	RMB	US$	%
DAKA merchant membership service costs
Cost of technical service related to smart devices	–	–	16,106,477	2,262,464	46.2
Set-up cost	–	–	18,770,926	2,636,736	53.8
Exclusive regional agency authorization cost	–	–	–	–	–
Total cost of DAKA merchant membership service	–	–	34,877,403	4,899,200	100.0

(t) Research and development expenses

Research and development expenses mainly consist of (i) payroll expenses, (ii) technologies services expenses related to platform development and data analysis to support the Group’s business operations, (iii) other expenses related to research and development functions. Research and development expenses are expensed as incurred.

(u) Selling and marketing expenses

Selling and marketing expenses consist primarily of staff costs, promotion expense, accrued credit points for online store consumption and other related incidental expenses that are incurred to conduct the Company’s sales and marketing activities.

(v) General and administrative expenses

General and administrative expenses consist primarily of salaries, services charges, depreciation of property and equipment, amortization of operating leasing assets, professional services fees, rental and other general corporate related expenses.

(w) Employee benefits

Full time employees of the Group in the PRC participate in a government mandated defined contribution plan, pursuant to which certain pension benefits, medical care, employee housing fund and other welfare benefits are provided to the employees. Chinese labor regulations require that the PRC subsidiaries make contributions to the government for these benefits based on certain percentages of the employees’ salaries, up to a maximum amount specified by the local government. The Group has no legal obligation for the benefits beyond the contributions made. The total amounts of such employee benefit expenses, which were expensed as incurred, were approximately RMB1,029,354 (US$144,592) and RMB654,722 for the years ended March 31, 2025 and 2024, respectively.

(x) Taxation

Income taxes

Current income taxes are provided on the basis of income/loss for financial reporting purposes, adjusted for income and expense items which are not assessable or deductible for income tax purposes, in accordance with the regulations of the relevant tax jurisdictions. Deferred income taxes are provided using the assets and liabilities method. Under this method, deferred income taxes are recognized for the tax consequences of temporary differences by applying enacted statutory rates applicable to future years to differences between the financial statement carrying amounts and the tax bases of existing assets and liabilities. The tax base of an asset or liability is the amount attributed to that asset or liability for tax purposes. The effect on deferred taxes of a change in tax rates is recognized in the consolidated statement of income and comprehensive income in the period of change. A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more-likely-than-not that some portion of, or all of the deferred tax assets will not be realized.

Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. The Group considers positive and negative evidence when determining whether a portion or all of its deferred tax assets will more likely than not be realized. This assessment considers, among other matters, the nature, frequency and severity of current and cumulative losses, forecasts of future profitability, the duration of statutory carry-forward periods, its experience with tax attributes expiring unused, and its tax planning strategies. The ultimate realization of deferred tax assets is dependent upon its ability to generate sufficient future taxable income within the carry-forward periods provided for in the tax law and during the periods in which the temporary differences become deductible. When assessing the realization of deferred tax assets, the Group considers possible sources of taxable income including (i) future reversals of existing taxable temporary differences, (ii) future taxable income exclusive of reversing temporary differences and carry-forwards, (iii) future taxable income arising from implementing tax planning strategies, and (iv) specific known trend of profits expected to be reflected within the industry.

Value added tax

Revenue represents the invoiced value of goods and services, net of VAT. The VAT is based on gross sales price with VAT rates of 3% and 6%, depending on the type of products sold. Entities that are VAT general taxpayers are allowed to offset qualified input VAT paid to suppliers against their output VAT liabilities. Net VAT balance between input VAT and output VAT is recorded in taxes payable or other current assets. All of the VAT returns filed by the Group’s subsidiaries in PRC remain subject to examination by the tax authorities for five years from the date of filing.

Uncertain tax positions

The Group applies the provisions of ASC topic 740 (“ASC 740”), Accounting for Income Taxes, to account for uncertainty in income taxes. ASC 740 prescribes a recognition threshold a tax position is required to meet before being recognized in the financial statements. The benefit of a tax position is recognized if a tax return position or future tax position is “more likely than not” to be sustained under examination based solely on the technical merits of the position. Tax positions that meet the “more likely than not” recognition threshold are measured, using a cumulative probability approach, at the largest amount of tax benefit that has a greater than fifty percent likelihood of being realized upon settlement. The estimated liability for unrecognized tax benefits are periodically assessed for adequacy and may be affected by changing interpretations of laws, rulings by tax authorities, changes and or developments with respect to tax audits, and the expiration of the statute of limitations. Additionally, in future periods, changes in facts and circumstances, and new information may require the Group to adjust the recognition and measurement of estimates with regards to changes in individual tax position. Changes in recognition and measurement of estimates are recognized in the period which the change occurs.

The Group’s operating subsidiaries in PRC are subject to examination by the relevant tax authorities. According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent. The statute of limitations is extended to five years under special circumstances, where the underpayment of taxes is more than RMB100,000 (US$14,047). In the case of transfer pricing issues, the statute of limitation is ten years. There is no statute of limitation in the case of tax evasion. Penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred.

(y) Related parties

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control or significant influence, such as a family member or relative, shareholder, or a related corporation.

(z) Statutory reserves

Pursuant to the laws applicable to the PRC, PRC entities must make appropriations from after-tax profit to the non-distributable “statutory surplus reserve fund”. Subject to certain cumulative limits, the “statutory surplus reserve fund” requires annual appropriations of 10% of after-tax profit until the aggregated appropriations reach 50% of the registered capital (as determined under accounting principles generally accepted in the PRC (“PRC GAAP”)). For foreign invested enterprises and joint ventures in the PRC, annual appropriations should be made to the “reserve fund”. For foreign invested enterprises, the annual appropriation for the “reserve fund” cannot be less than 10% of after-tax profits until the aggregated appropriations reach 50% of the registered capital (as determined under PRC GAAP at each year-end). If the Group has accumulated losses from prior periods, the Group is able to use the current period net profit after tax to offset against the accumulated loss.

For the years ended March 31, 2025 and 2024, profit appropriation to statutory surplus fund for the Group’s entities incorporated in the PRC was both nil. No appropriation to other reserve funds was made for any of the periods presented.

(aa) Comprehensive income (loss)

The Group has adopted FASB Accounting Standard Codification Topic 220 (“ASC 220”) “Comprehensive income”, which establishes standards for reporting and the presentation of comprehensive income (loss), its components and accumulated balances.

There was no other comprehensive loss for the years ended March 31, 2025 and 2024.

(ab) Segment Reporting

ASC 280 establishes standards for companies to report in their financial statement information about operating segments, products, services, geographic areas, and major customers.

Based on the criteria established by ASC 280, the Group’s CODM has been identified as the Group’s Chief Executive Officer, who reviews consolidated results when making decisions about allocating resources and assessing the performance of the Group. As a whole and hence, the Group has only one reportable segment. The Group does not distinguish between markets or segments for the purpose of internal reporting. As the Group’s long-lived assets are substantially located in the PRC, no geographical segments are presented.

(ac) Commitments and contingencies

In the normal course of business, the Group is subject to contingencies, such as legal proceedings and claims arising out of its business, which cover a wide range of matters. Liabilities for contingencies are recorded when it is probable that a liability has been incurred and the amount of the assessment can be reasonably estimated.

If the assessment of a contingency indicates that it is probable that a loss is incurred and the amount of the liability can be estimated, then the estimated liability is accrued in the consolidated financial statements. If the assessment indicates that a potential loss contingency is not probable, but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, together with an estimate of the range of possible loss, if determinable and material, would be disclosed.

(ad) Recently issued accounting pronouncements

In December 2023, the FASB issued ASU 2023-09, Improvements to Income Tax Disclosures (Topic 740). The ASU requires specific disaggregated information about a reporting entity’s effective tax rate reconciliation as well as additional information on income taxes paid. The ASU is effective on a prospective basis for annual periods beginning after December 15, 2024. Early adoption is also permitted for annual financial statements that have not yet been issued or made available for issuance. This ASU will result in the required additional disclosures being included in the consolidated financial statements, once adopted. The Group adopted this standard since March 31, 2024. .

In November 2023, the FASB issued ASU 2023-07, “Segment Reporting (Topic 280)” (“ASU 2023-07”). The amendments in ASU 2023-07 improve financial reporting by requiring disclosure of incremental segment information on an annual and interim basis for all public entities to enable investors to develop more decision useful financial analyses. Topic 280 requires a public entity to report a measure of segment profit or loss that the chief operating decision maker (CODM) uses to assess segment performance and make decisions about allocating resources. Topic 280 also requires other specified segment items and amounts, such as depreciation, amortization, and depletion expense, to be disclosed under certain circumstances. The amendments in ASU 202307 do not change or remove those disclosure requirements. The amendments in ASU 2023-07 also do not change how a public entity identifies its operating segments, aggregates those operating segments, or applies the quantitative thresholds to determine its reportable segments. The amendments in ASU 2023-07 are effective for years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024, adopted retrospectively. The Group considers that the guidance will not have a significant impact on the disclosures set out in these consolidated financial statements.

In November 2024, the FASB issued ASU 2024-03, Improvements to expense disaggregation disclosures (Subtopic 220-40). During the FASB’s 2021 agenda consultation and other outreach, investors observed that expense information is critically important in understanding a company’s performance, assessing its prospects for future cash flows, and comparing its performance over time and with that of other companies. They indicated that more granular expense information would assist them in better understanding an entity’s cost structure and forecasting future cash flows. The ASU addresses this feedback by requiring public companies to disclose, in the notes to financial statements, specified information about certain costs and expenses at each interim and annual reporting period. The amendments in the ASU are effective for annual reporting periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027. Early adoption is permitted.

Except for the above-mentioned pronouncements, there are no new recent issued accounting standards that will have a material impact on the consolidated balance sheets, statements of operation and comprehensive income, and statements of cash flows.